CREDIT FACILITIES AND LONG-TERM DEBT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Line of Credit Facility [Line Items]
Borrowing Capacity	$ 2,905,000
Outstanding Amount	339,173	$ 1,073,695
Fully committed borrowing capacity	1,483,000
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Borrowing Capacity	2,905,000
Long-term Debt [Member]
Line of Credit Facility [Line Items]
Outstanding Amount	140,000
Revolving Facility 2016-1
Line of Credit Facility [Line Items]
Outstanding Amount		$ 39,346
Weighted Average Interest Rate		6.17%
Revolving Facility 2017-1
Line of Credit Facility [Line Items]
Outstanding Amount		$ 25,758
Weighted Average Interest Rate		7.00%
Revolving Facility 2018-1
Line of Credit Facility [Line Items]
Borrowing Capacity	$ 250,000
Outstanding Amount		$ 126,450
Weighted Average Interest Rate	4.28%	5.62%
Revolving Facility 2018-2
Line of Credit Facility [Line Items]
Borrowing Capacity	$ 750,000
Outstanding Amount		$ 194,293
Weighted Average Interest Rate	4.36%	6.00%
Revolving Facility 2018-3
Line of Credit Facility [Line Items]
Borrowing Capacity	$ 100,000
Outstanding Amount	$ 25,385	$ 111,411
Weighted Average Interest Rate	4.19%	4.65%
Revolving Facility 2019-1
Line of Credit Facility [Line Items]
Borrowing Capacity	$ 300,000
Outstanding Amount	$ 32,535	$ 206,399
Weighted Average Interest Rate	3.58%	3.81%
Revolving Facility 2019-2
Line of Credit Facility [Line Items]
Borrowing Capacity	$ 1,030,000
Outstanding Amount	$ 230,352	$ 327,226
Weighted Average Interest Rate	3.08%	3.41%
Revolving Facility 2019-3
Line of Credit Facility [Line Items]
Borrowing Capacity	$ 475,000
Outstanding Amount	$ 50,901	$ 42,812
Weighted Average Interest Rate	3.60%	3.02%
Minimum
Line of Credit Facility [Line Items]
Revolving period	12 months
Maximum
Line of Credit Facility [Line Items]
Revolving period	24 months